Financial risk management (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 06, 2010
Concentration Risk [Line Items]
Cash and cash equivalents	$ 4,136,803	$ 17,782	$ 15,018	$ 24,375
Insured amount	70,961
Non-insured amount	$ 4,065,842